SCHEDULE II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II Valuation and Qualifying Accounts
SCHEDULE II (1)

Valuation and Qualifying Accounts
(in thousands)

(a)	(b)	(c)	(d)	(e)
Description	Balance at Beginning of Period	Additions: Charged to Costs and Expenses (3)	Deductions: Uncollectible Accounts Write-Offs (Recoveries)	Balance at End of Period

Allowance for credit losses - accounts receivable
December 31, 2022	$15,493	$14,749	$11,004	$19,238
December 31, 2023 (4)	$19,238	$22,760	$25,220	$16,778
December 31, 2024 (5)	$16,778	$25,651	$18,180	$24,249

Allowance for credit losses - settlement assets (2)
December 31, 2022	$2,974	$12,984	$13,671	$2,287
December 31, 2023	$2,287	$19,242	$11,799	$9,730
December 31, 2024	$9,730	$22,387	$22,161	$9,956

Reserve for sales allowances
December 31, 2022	$7,484	$24,517	$24,333	$7,668
December 31, 2023	$7,668	$29,498	$28,770	$8,396
December 31, 2024	$8,396	$29,906	$28,699	$9,603

Allowance for credit and operating losses - check guarantee
December 31, 2022	$2,536	$12,291	$11,383	$3,444
December 31, 2023 (4)	$3,444	$3,074	$6,518	$—
December 31, 2024	$—	$—	$—	$—

Reserve for contract contingencies and processing errors
December 31, 2022	$1,337	$1,212	$972	$1,577
December 31, 2023	$1,577	$3,194	$3,158	$1,613
December 31, 2024	$1,613	$2,666	$2,872	$1,407

Reserve for cardholder losses
December 31, 2022	$10,058	$58,673	$58,541	$10,190
December 31, 2023 (4)	$10,190	$15,861	$26,051	$—
December 31, 2024	$—	$—	$—	$—

Deferred income tax asset valuation allowance
December 31, 2022	$112,259	$(2,216)	$—	$110,043
December 31, 2023	$110,043	$104,280	$3,274	$211,049
December 31, 2024	$211,049	$30,148	$—	$241,197

Allowance for credit losses - notes receivable
December 31, 2023	$—	$15,245	$—	$15,245
December 31, 2024	$15,245	$—	$—	$15,245
(1) This Schedule II reflects our continuing operations.

(2) Included in settlement processing obligations.

(3) In addition to amounts charged to costs and expenses, amounts in this column include additions, as applicable, resulting from business combinations.

(4) Includes certain amounts related to our consumer and gaming business disposal groups that were presented as held for sale in the consolidated balance sheet as of December 31, 2022. During the second quarter of 2023, we completed the sale of our gaming business and the consumer portion of our Netspend business. The results relating to our consumer and gaming business are included for the periods prior to disposition, and the amounts disposed of are included in the deductions column above.

(5) Includes certain amounts related to AdvancedMD, which we completed the sale of in December 2024. The results relating to AdvancedMD are included for the periods prior to disposition and the amounts disposed of are included in the deductions column above.